Summary of Significant Accounting Policies (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY segment	Dec. 31, 2010 CNY segment	Dec. 31, 2012 Discontinued operation CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Other Non-current Assets
Investments in equity security of private companies (as a percent)								5.00%	20.00%
Dividend receivable included in other non-current assets		7,561
Share-based Compensation
Share-based compensation expenses	10,735	66,878	57,003	22,211
Revenue Recognition
Allowance for cancellation of policies		0
Actual commission and fee adjustments in connection with the cancellation of policies as a percentage of the total commission and fee revenues	0.10%	0.10%	0.10%
Sales taxes		99,001	113,447	102,190		4,537	14,877
Number of subsidiaries or VIEs engaged in consulting and information technology services that met VAT Reform Requirements	7	7
Contingent Consideration
Changes in fair value of contingent consideration payables		0	0	0
Fair value of contingent arrangements		4,500	12,500
Investment income representing gains from re-measuring equity interests formerly held				41,244
Payment of the compensation expenses on compensatory contingent consideration		0	0	0
Foreign Currency Risk
RMB denominated amounts included in cash and cash equivalents		2,484,234	1,976,591
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at non buying rate of U.S. $1.00 to RMB		6.2301
Segment Reporting
Number of operating segments	3	3	3	4
Advertising Costs
Advertising costs		5,048	2,188	3,825		87	348